UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

Frontegra Total Return Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 10.2%
		American Express Credit Account Master Trust
	$1,225,000	2005-3, 5.320%, 01/18/2011 (c)(e)	$1,223,543
	560,000	2005-6, 5.320%, 03/15/2011 (c)(e)	559,190
		Bank One Issuance Trust
	770,000	2002-1A, 5.430%, 01/15/2010 (c)(e)	770,125
	1,720,000	2002-5A, 5.440%, 06/15/2010 (c)(e)	1,721,302
	1,400,000	2003-3A, 5.430%, 12/15/2010 (c)(e)	1,401,867
		Capital One Auto Trust
	885,000	2007-A, 5.330%, 05/15/2010 (e)	885,690
		Capital One Multi-Asset Execution Trust
	2,565,000	2004-6A, 5.390%, 04/15/2010 (c)(e)	2,565,315
		Chase Credit Card Master Trust
	3,110,000	2004-2, 5.360%, 09/15/2009 (c)(e)	3,110,189
		Chase Issuance Trust
	790,000	2005-1A, 5.330%, 12/15/2010 (c)(e)	790,240
		Discover Card Master Trust I
	920,000	2002-3, 5.430%, 11/17/2009 (c)(e)	920,149
	1,420,000	2000-7, 5.533%, 12/15/2009 (c)(e)	1,420,571
	2,885,000	2003-2, 5.450%, 08/15/2010 (c)(e)	2,888,758
		Ford Credit Auto Trust
	1,855,000	2006-B, 5.420%, 07/15/2009 (e)	1,856,095
		Hertz Vehicle Financing LLC
	780,000	2005-2A, 5.080%, 11/25/2011 (Acquired 12/15/2005, Cost $779,873) (a)	778,987
		Household Automotive Trust
	699,006	2007-1, 5.326%, 02/17/2008 (e)	698,953
		Mego Mortgage Home Loan Trust
	2,244	1996-2, 7.275%, 08/25/2017	2,236
		Mid-State Trust
	723,930	11, 4.864%, 07/15/2038	694,123
		SLM Student Loan Trust
	3,405,000	2007-1, 5.330%, 04/25/2012 (c)(e)	3,406,085
		Target Credit Card Master Trust
	1,175,000	2002-1, 5.740%, 06/27/2011 (c)(e)	1,175,228
		USAA Auto Owner Trust
	417,609	2006-4, 5.340%, 12/13/2007 (e)	417,644
	208,750	2006-1, 5.030%, 11/15/2008 (e)	208,656
		Volkswagen Auto Trust
	186,055	2006-A, 5.524%, 08/20/2007 (e)	186,076
		Total Asset Backed Securities	27,681,022
		(Cost $27,712,237)

		CORPORATE BONDS 15.9%
		Automobiles 1.2%
		Daimler Chrysler NA Holdings
	935,000	5.875%, 03/15/2011	952,918
		Ford Motor Co.
	310,000	8.360%, 12/15/2013	311,550
		General Motors Corp.
	1,300,000	7.735%, 11/29/2013	1,306,500
	675,000	8.375%, 07/15/2033	605,813
			3,176,781
		Chemicals 0.2%
		Georgia Gulf Corp.
	625,000	9.500%, 10/15/2014 (Acquired 09/28/2006, Cost $622,320) (a)	600,000

		Commercial Banks 0.3%
		Credit Suisse First Boston London
	829,000	7.900%, 05/01/2007 (Acquired 12/17/2002, Cost $830,116) (a)(b)	830,566

		Consumer Finance 0.7%
		Ford Motor Credit Co.
	1,990,000	5.700%, 01/15/2010	1,904,969

		Diversified Financial Services 0.7%
		International Lease Finance Corp.
	400,000	5.750%, 06/15/2011	409,852
		Pricoa Global Funding I
	570,000	5.331%, 03/03/2009 (Acquired 03/01/2006, Cost $570,000) (a)(c)(e)	570,266
		Windsor Financing LLC
	951,016	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $956,910) (a)	953,955
			1,934,073
		Diversified Telecommunication Services 1.4%
		AT&T Corp.
	690,000	7.300%, 11/15/2011	749,033
		Deutsche Telekom International Finance B.V.
	670,000	8.250%, 06/15/2030 (b)	829,901
		Embarq Corp.
	635,000	7.995%, 06/01/2036	655,708
		Telecom Italia Capital
	1,190,000	5.250%, 11/15/2013 (b)	1,153,755
		Telefonos de Mexico, S.A. de C.V.
	533,000	4.500%, 11/19/2008 (b)	526,431
			3,914,828
		Electric Utilities 3.9%
		Appalachian Power Co.
	365,000	4.400%, 06/01/2010	356,428
	425,000	5.550%, 04/01/2011	428,942
		CenterPoint Energy Resources Corp.
	385,000	7.875%, 04/01/2013	429,062
		Cincinnati Gas & Electric Co.
	885,000	5.700%, 09/15/2012	900,317
		Commonwealth Edison Co.
	1,320,000	5.950%, 08/15/2016	1,292,128
		Consumers Energy Co.
	952,000	4.400%, 08/15/2009	932,771
		Entergy Gulf States Inc.
	881,000	4.875%, 11/01/2011	858,461
		Entergy Louisiana LLC
	561,000	5.500%, 04/01/2019	543,664
		Florida Power Corp.
	855,000	4.500%, 06/01/2010	839,327
		Indianapolis Power & Light Co.
	245,000	6.300%, 07/01/2013 (Acquired 10/17/2006, Cost $253,496) (a)	255,474
	525,000	6.050%, 10/01/2036 (Acquired 10/02/2006, Cost $521,630) (a)	519,935
		Public Service Co. of Colorado
	1,183,000	4.375%, 10/01/2008	1,168,860
		Public Service Electric & Gas
	400,000	5.000%, 01/01/2013	392,930
		Southern California Edison Co.
	935,000	4.740%, 02/02/2009 (c)(e)	936,653
	745,000	Westar Energy Inc.
		6.000%, 07/01/2014	766,482
			10,621,434
		Food & Staples Retailing 0.4%
		Albertson's Inc.
	450,000	8.000%, 05/01/2031	458,631
		Supervalu Inc.
	680,000	7.500%, 11/15/2014	708,900
			1,167,531
		Gas Utilities 1.3%
		Alliance Pipeline U.S.
	102,169	4.591%, 12/31/2025 (Acquired Multiple Dates, Cost $94,517) (a)	96,385
		Gulfstream Natural Gas
	675,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $671,222) (a)	673,148
		Kinder Morgan, Inc.
	760,000	6.500%, 09/01/2012	775,172
		Southern Natural Gas
	325,000	5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $324,461) (a)	324,998
		Southern Star Cent Gas
	640,000	6.000%, 06/01/2016 (Acquired Multiple Dates, Cost $634,953) (a)	646,400
		Transcontinental Gas Pipe Line
	960,000	6.400%, 04/15/2016	990,000
			3,506,103
		Insurance 1.1%
		Jackson National Life Global Funding
	575,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $574,523) (a)	573,807
		New York Life Global Funding
	1,073,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $1,072,517) (a)	1,050,005
		Pacific Life Global Funding
	715,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $713,291) (a)	700,365
		Protective Life Secured Trust
	760,000	4.000%, 10/07/2009	739,479
			3,063,656
		Media 0.6%
		COX Communications Inc.
	999,000	4.625%, 06/01/2013	955,778
		Time Warner Inc.
	590,000	6.500%, 11/15/2036	588,330
			1,544,108

		Medical Supplies & Services 0.2%
		HCA Inc.
	445,000	8.120%, 11/17/2013	448,894

		Multi-Utilities & Unregulated Power 1.8%
		Aes Eastern Energy 1999-1
	256,196	9.000%, 01/02/2017	285,018
		Borger Energy Funding
	691,288	7.260%, 12/31/2022 (Acquired Multiple Dates, Cost $665,630) (a)	676,356
		Edison Mission Energy Funding
	824,292	7.330%, 09/15/2008 (Acquired Multiple Dates, Cost $805,777) (a)	826,352
		Homer City Funding LLC
	787,500	8.137%, 10/01/2019	856,406
		Kern River Funding Corp.
	653,593	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $636,032) (a)	632,162
		Kiowa Power Partners LLC
	664,311	4.811%, 12/30/2013 (Acquired Multiple Dates, Cost $663,383) (a)	646,269
		Midwest Generation LLC
	400,325	8.300%, 07/02/2009	411,125
	79,306	8.560%, 01/02/2016	86,741
		Sithe/Independence Funding
	400,695	8.500%, 06/30/2007	402,222
			4,822,651

		Oil, Gas & Consumable Fuels 1.4%
		Anadarko Petroleum Corp.
	700,000	5.950%, 09/15/2016	701,474
	700,000	6.450%, 09/15/2036	692,683
		Pemex Finance Ltd.
	87,500	9.690%, 08/15/2009	92,252
		Pioneer Natural Resources Co.
	520,000	6.650%, 03/15/2017	514,400
		Sabine Pass LNG LP
	700,000	7.250%, 11/30/2013 (Acquired 11/01/2006, Cost $700,000) (a)	705,250
		Tennessee Gas Pipeline Co.
	565,000	7.500%, 04/01/2017	630,251
		Texas Gas Transmission Corp.
	415,000	4.600%, 06/01/2015	389,383
			3,725,693
		Paper & Forest Products 0.1%
		Abitibi-Consolidated, Inc.
	398,000	8.500%, 08/01/2029 (b)	346,260

		Real Estate Investment Trusts 0.3%
		CPG Partners LP
	855,000	3.500%, 03/15/2009	828,592

		Transportation 0.3%
		Burlington North Santa Fe
	415,068	4.830%, 01/15/2023	393,501
		Union Pacific Railroad Co.
	460,000	5.866%, 07/02/2030	476,275
			869,776
		Total Corporate Bonds	43,305,915
		(Cost $43,325,311)

		MORTGAGE BACKED SECURITIES 68.2%
		Banc of America Commercial Mortgage Inc.
	2,270,000	Pool # 2004-2, 4.050%, 11/10/2038	2,200,658
	687,665	Pool # 2006-6, 5.226%, 10/10/2045	689,130
	1,110,000	Pool # 2005-6, 5.165%, 09/10/2047	1,111,999
		Commercial Mortgage Pass-Through Certificate
	2,663,345	Pool # 2003-LB1A, 3.251%, 06/10/2038	2,536,290
		Credit Suisse First Boston Mortgage Securities Corp.
	502,635	Pool # 2005-10, 5.000%, 09/25/2015	500,846
	141,150	Pool # 2003-1, 7.000%, 02/25/2033 (e)	141,060
	964,868	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	945,096
		FHLMC Pools
	149,720	Pool # M80779, 5.000%, 11/01/2009	149,628
	1,737,782	Pool # B14039, 4.000%, 05/01/2014	1,687,190
	1,618,366	Pool # G11672, 5.000%, 03/01/2015	1,612,805
	410,424	Pool # B19614, 5.000%, 07/01/2015	409,009
	1,983,000	Pool # G11745, 5.000%, 07/01/2015	1,976,278
	1,270,528	Pool # G11970, 5.000%, 04/01/2016	1,258,661
	955,617	Pool # E01647, 4.000%, 05/01/2019	903,759
	354,344	Pool # 2802, 4.500%, 02/15/2020 (e)	353,006
	580,195	Pool # 2692, 3.500%, 01/15/2023 (e)	575,424
	628,117	Pool # A45788, 6.500%, 05/01/2035	644,776
		FHLMC Remic
	777,195	Series 2848, 5.000%, 06/15/2015 (e)	773,571
	193,864	Series 2508, 4.500%, 03/15/2016 (e)	192,237
	1,414,932	Series 2786, 4.000%, 08/15/2017	1,372,212
	387,615	Series 2912, 5.500%, 12/15/2020 (e)	386,922
	715,777	Series 2695, 3.500%, 11/15/2022 (e)	704,603
	112,490	Series 2574, 4.500%, 05/15/2026 (e)	112,109
	655,097	Series 2875, 5.500%, 05/15/2026	655,456
	870,794	Series 2731, 4.500%, 11/15/2028	854,361
	542,751	Series 2793, 4.500%, 09/15/2029	530,493
	1,070,000	Series 3200, 5.000%, 12/15/2031	1,041,464
	2,308,788	Series 2990, 4.500%, 02/15/2033	2,248,133
	1,727,423	Series 3031, 4.500%, 08/15/2033	1,680,925
	1,511,813	Series 3114, 5.000%, 09/15/2033	1,495,954
	2,840,000	Series 3169, 5.000%, 06/15/2034	2,804,030
	1,710,000	Series 3202, 4.500%, 03/15/2035	1,659,009
	986,932	Series 3114, 5.000%, 02/15/2036	837,024
		FNMA Pools
	1,677,380	Pool # 387219, 4.125%, 01/01/2010	1,635,221
	427,488	Pool # 254659, 4.500%, 02/01/2013	420,746
	1,749,251	Pool # 254758, 4.500%, 06/01/2013	1,720,925
	840,382	Pool # 768008, 5.000%, 06/01/2013	836,127
	485,661	Pool # 768009, 5.000%, 06/01/2013	483,190
	838,639	Pool # 254806, 4.500%, 07/01/2013	824,966
	1,056,058	Pool # 386341, 3.810%, 08/01/2013	993,217
	889,656	Pool # 386441, 3.980%, 08/01/2013	852,323
	452,519	Pool # 763019, 5.000%, 08/01/2013	450,221
	1,054,922	Pool # 254909, 4.000%, 09/01/2013	1,025,006
	459,467	Pool # 255450, 4.500%, 10/01/2014	451,243
	997,609	Pool # 745659, 5.000%, 04/01/2016	991,543
	1,102,951	Pool # 745444, 5.500%, 04/01/2016	1,108,995
	3,216,276	Pool # 357312, 5.000%, 12/01/2017	3,181,722
	2,317,978	Pool # 254865, 4.500%, 09/01/2018	2,250,223
	1,506,871	Pool # 725546, 4.500%, 06/01/2019	1,460,805
	49,749	Pool # 433043, 6.500%, 06/01/2028	51,330
	56,229	Pool # 447704, 6.500%, 11/01/2028	58,015
	25,327	Pool # 448235, 6.500%, 11/01/2028	26,132
	73,078	Pool # 448635, 6.500%, 11/01/2028	75,400
	3,913	Pool # 449012, 6.500%, 11/01/2028	4,038
	29,920	Pool # 487778, 6.500%, 03/01/2029	30,853
	839,874	Pool # 555203, 7.000%, 09/01/2032	866,488
		FNMA Remic
	295,442	Series 2003-87, 3.500%, 04/25/2011 (e)	293,822
	286,359	Series 2003-88, 3.500%, 04/25/2011 (e)	284,733
	257,490	Series 2002-83, 5.000%, 11/25/2012 (e)	256,501
	3,721,339	Series 2005-35, 4.000%, 08/25/2018	3,606,346
	3,129,300	Series 2004-93, 4.250%, 04/25/2019	3,041,019
	504,156	Series 2003-58, 3.500%, 10/25/2021 (e)	499,283
	75,000	Series 1994-3, 5.500%, 01/25/2024	75,248
	3,577,440	Series 2005-65, 4.500%, 08/25/2026	3,532,989
	1,761,264	Series 2005-95, 4.500%, 03/25/2033	1,710,887
	526,033	Series 2003-W19, 5.500%, 11/25/2033 (e)	523,145
	716,214	Series 2004-T2, 7.000%, 11/25/2043	740,715
		FNMA TBA
	5,635,000	6.000%, 04/15/2022 (d)	5,726,569
	21,470,000	5.000%, 04/15/2037 (d)	20,738,689
	37,175,000	5.500%, 05/15/2037 (d)	36,768,380
	23,345,000	6.000%, 05/15/2037 (d)	23,505,497
	8,915,000	6.500%, 05/15/2037 (d)	9,090,518
		GMAC Commercial Mortgage Securities Inc.
	2,478,530	Pool # 2003-C1, 3.337%, 05/10/2036	2,368,073
		GNMA Pool
	1,972	Pool # 331001, 8.250%, 07/15/2007	1,983
	16,634	Pool # 36629, 9.500%, 10/15/2009	17,248
	1,292,781	Pool # 2005-21, 5.000%, 03/20/2035	1,127,355
		Greenwich Capital Commercial Funding Corp.
	2,085,000	Pool # 2005-GG5, 5.117%, 04/10/2037	2,085,658
		LB-UBS Commercial Mortgage Trust
	715,000	Pool # 2005-C5, 4.885%, 09/15/2030	711,225
	3,080,000	Pool # 2005-C7, 5.103%, 11/15/2030	3,080,724
		Master Alternative Loans Trust
	688,694	Pool # 2004-6, 4.500%, 07/25/2014	677,858
		Master Asset Securitization Trust
	533,195	Pool # 2004-3, 4.750%, 01/25/2014	529,200
	99,243	Pool # 2003-11, 4.000%, 12/25/2033 (e)	98,790
		Merrill Lynch Commercial Mortgage Trust
	719,391	Pool # 2002-MW1, 4.929%, 07/12/2034 (e)	717,014
	1,211,128	Pool # 2006-C2, 5.601%, 08/12/2043	1,222,884
	1,105,815	Pool # 2006-3, 4.711%, 07/12/2046	1,093,944
		Morgan Stanley Capital I
	915,934	Pool # 2003-IQ4, 3.270%, 05/15/2040	884,529
		Nomura Asset Acceptance Corp.
	120,308	Pool # 2005-AP3, 5.211%, 08/25/2035 (c)(e)	120,326
		Wachovia Bank Commercial Mortgage Trust
	875,952	Pool # 2003-C5, 2.986%, 06/15/2035	830,847
	2,448,299	Pool # 2003-C7, 4.241%, 10/15/2035 (Acquired Multiple Dates, Cost $2,386,795) (a)	2,394,381
		Wells Fargo Mortgage Backed Securities Trust
	2,053,937	Pool # 2006-3, 5.500%, 03/25/2036	2,055,429
		Total Mortgage Backed Securities	185,254,656
		(Cost $185,576,345)

		SUPRANATIONAL ISSUE 0.3%
		European Investment Bank
	920,000	4.875%, 02/15/2036 (b)	866,220
		Total Supranational Issue	866,220
		(Cost $912,428)

		U.S. GOVERNMENT AGENCY ISSUES 5.7%
	5,160,000	5.250%, 10/30/2007 (e)	5,160,093
	1,435,000	5.500%, 12/27/2007 (e)	1,438,233
	745,000	5.500%, 01/18/2008 (e)	747,062
	2,515,000	5.500%, 01/28/2008 (e)	2,522,190
	5,500,000	4.750%, 03/05/2012	5,476,075

		Total U.S. Government Agency Issues	15,343,653
		(Cost $15,361,070)

		U.S. TREASURY OBLIGATIONS 8.0%
		U.S. Treasury Bonds 4.4%
	10,340,000	5.250%, 02/15/2029	10,794,795
	1,280,000	4.750%, 02/15/2037	1,260,000
			12,054,795
		U.S. Treasury Notes 3.6%
	4,100,000	4.875%, 08/15/2016	4,165,022
	5,025,000	4.625%, 11/15/2016	5,010,277
	595,000	4.625%, 02/15/2017	593,791
			9,769,090
		Total U.S. Treasury Obligations	21,823,885
		(Cost $21,932,919)

		SHORT TERM INVESTMENTS 29.2%
		US Government Agency Issues (f) 24.9%
	9,310,000	Fannie Mae Discount Note, 0.000%, 05/23/2007 (e)	9,194,444
	9,245,000	Fannie Mae Discount Note, 0.000%. 06/27/2007 (e)	9,176,027
	49,206,000	Federal Home Loan Bank Discount Note, 0.000%, 04/02/2007 (e)	49,186,318
			67,556,789

		U.S. Treasury Obligation 3.3%
	9,155,000	U.S. Treasury Bill, 4.872%, 04/26/2007 (e)	9,122,576

		Variable Rate Demand Notes (g) 1.0%
	1,277,136	American Family Financial Services, Inc., 4.595%, 12/31/2031 (e)	1,277,136
	1,338,308	Wisconsin Corporate Central Credit Union, 4.869%, 12/31/2031 (e)	1,338,308
			2,615,444

		Total Short Term Investments	79,294,809
		(Cost $79,294,809)

		Total Investments 137.5%	373,570,160
		(Cost $374,115,119)

		Liabilities in Excess of Other Assets (37.5)%	(101,968,093)

		TOTAL NET ASSETS 100.0%	$271,602,067

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $14,455,061 (5.3% of net assets) at March 31, 2007.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(g)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$ 374,115,119
	Gross unrealized appreciation	956,214
	Gross unrealized depreciation	(1,501,173)
	Net unrealized depreciation	$ (544,959)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Investment Grade Bond Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Principal
	Amount		Value
		ASSET BACKED SECURITIES 14.3%
		American Express Credit Account Master Trust
	$410,000	2005-3, 5.320%, 01/18/2011 (c)(e)	$409,512
	185,000	2005-6, 5.320%, 03/15/2011 (c)(e)	184,732
		Bank One Issuance Trust
	260,000	2002-1A, 5.430%, 01/15/2010 (c)(e)	260,042
	610,000	2002-5A, 5.440%, 06/15/2010 (c)(e)	610,462
	470,000	2003-3A, 5.430%, 12/15/2010 (c)(e)	470,627
		Burlington North Santa Fe
	35,985	1996-B, 6.960%, 03/22/2009	36,525
	605,794	2004-1, 4.575%, 01/15/2021	581,758
		Capital One Auto Trust
	295,000	2007-A, 5.330%, 05/15/2010 (e)	295,230
		Capital One Multi-Asset Execution Trust
	860,000	2004-6A, 5.390%, 04/15/2010 (c)(e)	860,106
		Carmax Auto Trust
	374,844	2006-2, 5.290%, 06/15/2009 (e)	374,877
		Chase Credit Card Master Trust
	1,040,000	2004-2, 5.360%, 09/15/2009 (c)(e)	1,040,063
		Chase Issuance Trust
	265,000	2005-1A, 5.330%, 12/15/2010 (c)(e)	265,081
		CNH Equipment Trust
	179,520	2006-B, 5.393%, 10/15/2007 (e)	179,536
		Discover Card Master Trust I
	310,000	2002-3, 5.430%, 11/17/2009 (c)(e)	310,050
	475,000	2000-7, 5.533%, 12/15/2009 (c)(e)	475,191
	970,000	2003-2, 5.450%, 08/15/2010 (c)(e)	971,263
		Ford Credit Auto Trust
	565,000	2006-B, 5.420%, 07/15/2009 (e)	565,334
		GS Auto Loan Trust
	885,000	2006-1, 5.470%, 02/15/2009 (e)	885,561
		Hertz Vehicle Financing LLC
	240,000	2005-2A, 5.080%, 11/25/2011 (Acquired 12/15/2005, Cost $239,961) (a)	239,688
		Household Automotive Trust
	235,620	2007-1, 5.326%, 02/17/2008 (e)	235,602
		Keystone Owner Trust
	51,080	1998-P1, 7.530%, 05/25/2025 (Acquired 04/22/2003, Cost $53,374) (a)	50,872
		Mid-State Trust
	243,565	11, 4.864%, 07/15/2038	233,537
		PF Export Receivables Master Trust
	344,214	2003-B, 3.748%, 06/01/2013 (Acquired Multiple Dates, Cost $344,411) (a)	324,735
		SLM Student Loan Trust
	1,145,000	2007-1, 5.330%, 04/25/2012 (c)(e)	1,145,365
		Target Credit Card Master Trust
	395,000	2002-1, 5.470%, 06/27/2011 (c)(e)	395,077
		Union Pacific Corp.
	484,124	2004-1, 5.404%, 07/02/2025	484,313
		USAA Auto Owner Trust
	123,270	2006-4, 5.340%, 12/13/2007 (e)	123,281
	66,504	2006-1, 5.030%, 11/15/2008 (e)	66,474
	925,000	2006-3, 5.470%, 04/15/2009 (e)	925,636
		Volkswagen Auto Trust
	57,248	2006-A, 5.524%, 08/20/2007 (e)	57,254
		Total Asset Backed Securities	13,057,784
		(Cost $13,114,633)

		CORPORATE BONDS 11.0%
		Airlines 0.2%
		American Airlines
	181,299	2003-1, 3.857%, 01/09/2012	175,062

		Automobiles 0.4%
		Daimler Chrysler NA Holdings
	315,000	5.875%, 03/15/2011	321,037

		Commercial Banks 0.2%
		Credit Suisse First Boston London
	217,000	7.900%, 05/01/2007 (Acquired 04/17/2002, $217,220) (a)(b)	217,410

		Diversified Financial Services 0.5%
		Pricoa Global Funding I
	130,000	5.331%, 03/03/2009 (Acquired 03/01/2006, Cost $130,000) (a)(c)(e)	130,061
		Windsor Financing LLC
	300,321	5.881%, 07/15/2017 (Acquired Multiple Dates, Cost $299,647) (a)	301,249
			431,310
		Diversified Telecommunication Services 1.1%
		AT&T Corp.
	200,000	7.300%, 11/15/2011	217,111
		Deutsche Telekom International Finance B.V.
	200,000	8.250%, 06/15/2030 (b)	247,731
		Telecom Italia Capital
	420,000	5.250%, 11/15/2013 (b)	407,208
		Telefonos de Mexico, S.A. de C.V.
	157,000	4.500%, 11/19/2008 (b)	155,065
			1,027,115
		Electric Utilities 3.7%
		Appalachian Power Co.
	75,000	4.400%, 06/01/2010	73,239
	80,000	5.550%, 04/01/2011	80,742
		CenterPoint Energy Resources Corp.
	135,000	7.875%, 04/01/2013	150,450
		Cincinnati Gas & Electric Co.
	235,000	5.700%, 09/15/2012	239,067
		Commonwealth Edison Co.
	465,000	5.950%, 08/15/2016	455,181
		Consumers Energy Co.
	156,000	4.400%, 08/15/2009	152,849
		Entergy Arkansas Inc.
	322,000	5.000%, 07/01/2018	299,009
		Entergy Gulf States Inc.
	172,000	4.875%, 11/01/2011	167,600
		Entergy Louisiana LLC
	30,000	5.500%, 04/01/2019	29,073
		Florida Power Corp.
	130,000	4.500%, 06/01/2010	127,617
		FPL Energy Virgina Funding Corp.
	142,034	7.520%, 06/30/2019 (Acquired 02/10/2006, Cost $152,036) (a)	154,023
		Indianapolis Power & Light Co.
	65,000	6.300%, 07/01/2013 (Acquired 10/17/2006, Cost $67,254) (a)	67,779
	140,000	6.050%, 10/01/2036 (Acquired 10/02/2006, Cost $139,101) (a)	138,649
		Public Service Co. of Colorado
	504,000	4.375%, 10/01/2008	497,976
		Public Service Electric & Gas
	370,000	5.000%, 01/01/2013	363,460
		Southern California Edison Co.
	290,000	4.740%, 02/02/2009 (c)(e)	290,513
		Westar Energy Inc.
	110,000	6.000%, 07/01/2014	113,172
			3,400,399
		Gas Utilities 1.4%
		Alliance Pipeline U.S.
	370,362	4.591%, 12/31/2025 (Acquired 04/27/2006, Cost $342,624) (a)	349,396
		Gulfstream Natural Gas
	180,000	5.560%, 11/01/2015 (Acquired Multiple Dates, Cost $180,327) (a)	179,506
		Northern Natural Gas Co.
	505,000	5.375%, 10/31/2012 (Acquired 04/05/2006, Cost $500,920) (a)	508,745
		Southern Star Cent Gas
	190,000	6.000%, 06/01/2016 (Acquired 04/06/2006, Cost $189,360) (a)	191,900
			1,229,547
		Insurance 1.0%
		Jackson National Life Global Funding
	130,000	5.125%, 02/10/2011 (Acquired 02/03/2006, Cost $129,892) (a)	129,730
		New York Life Global Funding
	351,000	3.875%, 01/15/2009 (Acquired 01/05/2004, Cost $350,842) (a)	343,478
		Pacific Life Global Funding
	184,000	3.750%, 01/15/2009 (Acquired 01/08/2004, Cost $183,560) (a)	180,234
		Protective Life Secured Trust
	289,000	4.000%, 10/07/2009	281,197
			934,639
		Media 0.6%
		COX Communications Inc.
	300,000	4.625%, 06/01/2013	287,021
		Time Warner Inc.
	210,000	6.500%, 11/15/2036	209,405
			496,426
		Multi-Utilities & Unregulated Power 0.6%
		Kern River Funding Corp.
	194,423	4.893%, 04/30/2018 (Acquired Multiple Dates, Cost $189,190) (a)	188,048
		Kiowa Power Partners LLC
	403,421	4.811%, 12/30/2013 (Acquired 11/22/2004, Cost $404,798) (a)	392,464
			580,512
		Oil, Gas & Consumable Fuels 0.7%
		Anadarko Petroleum Corp.
	90,000	5.950%, 09/15/2016	90,190
	105,000	6.450%, 09/15/2036	103,902
		Pemex Finance Ltd.
	152,500	9.690%, 08/15/2009	160,782
		Texas Gas Transmission Corp.
	330,000	4.600%, 06/01/2015	309,630
			664,504
		Transportation 0.6%
		Burlington North Santa Fe
	540,383	6.230%, 07/02/2018	564,587

		Total Corporate Bonds	10,042,548
		(Cost $10,093,397)

		MORTGAGE BACKED SECURITIES 73.0%
		Banc of America Commercial Mortgage Inc.
	725,000	Pool # 2004-2, 4.050%, 11/10/2038	702,853
	970,000	Pool # 2005-5, 5.001%, 10/10/2045	966,180
	230,824	Pool # 2006-6, 5.226%, 10/10/2045	231,316
	345,000	Pool # 2005-6, 5.165%, 09/10/2047	345,621
		Commercial Mortgage Pass-Through Certificate
	865,107	Pool # 2003-LB1A, 3.251%, 06/10/2038	823,837
		Credit Suisse First Boston Mortgage Securities Corp.
	157,971	Pool # 2005-10, 5.000%, 09/25/2015	157,409
	46,610	Pool # 2003-1, 7.000%, 02/25/2033 (e)	46,581
	292,837	Pool # 2003-C3, 2.079%, 05/15/2038 (e)	286,836
		FHLMC Pools
	16,809	Pool # 25, 6.500%, 12/25/2008 (e)	16,776
	320,692	Pool # 2775, 3.000%, 11/15/2013	313,454
	523,799	Pool # B14039, 4.000%, 05/01/2014	508,550
	584,688	Pool # G11786, 5.000%, 10/01/2014	582,582
	628,667	Pool # B18639, 4.000%, 01/01/2015	609,065
	428,482	Pool # G11672, 5.000%, 03/01/2015	427,009
	124,593	Pool # B19614, 5.000%, 07/01/2015	124,163
	581,164	Pool # G11745, 5.000%, 07/01/2015	579,194
	400,134	Pool # G11970, 5.000%, 04/01/2016	396,396
	303,723	Pool # E01647, 4.000%, 05/01/2019	287,241
	106,593	Pool # 2802, 4.500%, 02/15/2020 (e)	106,190
	171,475	Pool # 2692, 3.500%, 01/15/2023 (e)	170,066
	187,394	Pool # A45788, 6.500%, 05/01/2035	192,364
		FHLMC Remic
	676,555	Series R001, 4.375%, 04/15/2015	663,740
	241,321	Series 2848, 5.000%, 06/15/2015 (e)	240,196
	58,632	Series 2508, 4.500%, 03/15/2016 (e)	58,140
	447,344	Series 2786, 4.000%, 08/15/2017	433,838
	118,729	Series 2912, 5.500%, 12/15/2020 (e)	118,517
	140,027	Series 2827, 5.000%, 01/15/2021 (e)	139,578
	191,124	Series 2695, 3.500%, 11/15/2022 (e)	188,140
	35,561	Series 2574, 4.500%, 05/15/2026 (e)	35,441
	272,363	Series 2731, 4.500%, 11/15/2028	267,223
	158,152	Series 2793, 4.500%, 09/15/2029	154,581
	727,362	Series 2990, 4.500%, 02/15/2033	708,253
	536,584	Series 3031, 4.500%, 08/15/2033	522,140
	479,475	Series 3114, 5.000%, 09/15/2033	474,445
	850,000	Series 3169, 5.000%, 06/15/2034	839,234
	455,000	Series 3202, 4.500%, 03/15/2035	441,432
	311,385	Series 3114, 5.000%, 02/15/2036	264,088
		FNMA Pools
	526,653	Pool # 387219, 4.125%, 01/01/2010	513,416
	1,644,000	Pool # 385537, 4.745%, 11/01/2012	1,609,371
	112,954	Pool # 254659, 4.500%, 02/01/2013	111,173
	540,761	Pool # 254758, 4.500%, 06/01/2013	532,004
	256,783	Pool # 768008, 5.000%, 06/01/2013	255,483
	148,297	Pool # 768009, 5.000%, 06/01/2013	147,542
	244,200	Pool # 254806, 4.500%, 07/01/2013	240,219
	330,990	Pool # 386341, 3.810%, 08/01/2013	311,294
	269,736	Pool # 386441, 3.980%, 08/01/2013	258,417
	137,088	Pool # 763019, 5.000%, 08/01/2013	136,392
	144,932	Pool # 255450, 4.500%, 10/01/2014	142,338
	406,257	Pool # 745456, 5.500%, 03/01/2016	408,033
	315,034	Pool # 745659, 5.000%, 04/01/2016	313,119
	350,939	Pool # 745444, 5.500%, 04/01/2016	352,862
	1,279,087	Pool # 357312, 5.000%, 12/01/2017	1,265,345
	142,357	Pool # 254759, 4.500%, 06/01/2018	138,196
	670,366	Pool # 254865, 4.500%, 09/01/2018	650,772
	476,212	Pool # 725546, 4.500%, 06/01/2019	461,654
	254,874	Pool # 555203, 7.000%, 09/01/2032	262,950
	275,875	Pool # 386320, 4.550%, 10/01/2033	249,686
		FNMA Remic
	90,626	Series 2003-87, 3.500%, 04/25/2011 (e)	90,130
	84,879	Series 2003-88, 3.500%, 04/25/2011 (e)	84,397
	77,933	Series 2002-83, 5.000%, 11/25/2012 (e)	77,633
	1,087,404	Series 2005-35, 4.000%, 08/25/2018	1,053,802
	956,363	Series 2004-93, 4.250%, 04/25/2019	929,383
	137,300	Series 2003-58, 3.500%, 10/25/2021 (e)	135,974
	955,617	Series 2005-65, 4.500%, 08/25/2026	943,744
	558,449	Series 2005-95, 4.500%, 03/25/2033	542,476
	236,318	Series 2004-64, 5.000%, 03/25/2034	233,981
	162,287	Series 2003-W19, 5.500%, 11/25/2033 (e)	161,396
	230,519	Series 2004-T2, 7.000%, 11/25/2043	238,405
		FNMA TBA
	985,000	5.500%, 04/15/2021 (d)	987,155
	1,905,000	6.000%, 04/15/2022 (d)	1,935,956
	7,315,000	5.000%, 04/15/2037 (d)	7,065,836
	12,800,000	5.500%, 05/15/2037 (d)	12,659,994
	7,750,000	6.000%, 05/15/2037 (d)	7,803,281
	3,030,000	6.500%, 05/15/2037 (d)	3,089,655
		GMAC Commercial Mortgage Securities Inc.
	755,270	Pool # 2003-C1, 3.337%, 05/10/2036	721,611
		GNMA Pool
	408,828	Pool # 2005-21, 5.000%, 03/20/2035	356,514
		Greenwich Capital Commercial Funding Corp.
	635,000	Pool # 2005-GG5, 5.117%, 04/10/2037	635,200
		LB-UBS Commercial Mortgage Trust
	765,000	Pool # 2002-C7, 3.899%, 12/15/2026 (e)	757,605
	220,000	Pool # 2005-C5, 4.885%, 09/15/2030	218,838
	945,000	Pool # 2005-C7, 5.103%, 11/15/2030	945,222
		Master Alternative Loans Trust
	213,567	Pool # 2004-6, 4.500%, 07/25/2014	210,207
		Master Asset Securitization Trust
	161,727	Pool # 2004-3, 4.750%, 01/25/2014	160,516
	29,617	Pool # 2003-11, 4.000%, 12/25/2033 (e)	29,482
		Merrill Lynch Commercial Mortgage Trust
	219,475	Pool # 2002-MW1, 4.929%, 07/12/2034 (e)	218,750
	403,709	Pool # 2006-C2, 5.601%, 08/12/2043	407,628
	296,453	Pool # 2006-3, 4.711%, 07/12/2046	293,270
		Morgan Stanley Capital I
	296,632	Pool # 2003-IQ4, 3.270%, 05/15/2040	286,461
		Nomura Asset Acceptance Corp.
	36,309	Pool # 2005-AP3, 5.211%, 08/25/2035 (c)(e)	36,315
		Wachovia Bank Commercial Mortgage Trust
	395,238	Pool # 2003-C5, 2.986%, 06/15/2035	374,886
	699,514	Pool # 2003-C7, 4.241%, 10/15/2035 (Acquired Multiple Dates, Cost $681,788) (a)	684,109
		Wells Fargo Mortgage Backed Securities Trust
	729,517	Pool # 2006-3, 5.500%, 03/25/2036	730,047
		Total Mortgage Backed Securities	66,882,794
		(Cost $67,003,741)

		SUPRANATIONAL ISSUE 0.3%
		European Investment Bank
	290,000	4.875%, 02/15/2036 (b)	273,048
		Total Supranational Issue	273,048
		(Cost $287,613)

		U.S. GOVERNMENT AGENCY ISSUES 5.8%
	1,730,000	5.250%, 10/30/2007 (e)	1,730,031
	480,000	5.500%, 12/27/2007 (e)	481,081
	250,000	5.500%, 01/18/2008 (e)	250,692
	840,000	5.500%, 01/28/2008 (e)	842,402
	1,995,000	4.750%, 03/05/2012	1,986,322

		Total U.S. Government Agency Issues	5,290,528
		(Cost $5,296,990)

		U.S. TREASURY OBLIGATIONS 9.6%
		U.S. Treasury Bonds 4.6%
	3,545,000	5.250%, 02/15/2029	3,700,924
	550,000	4.750%, 02/15/2037	541,406
			4,242,330
		U.S. Treasury Notes 5.0%
	1,495,000	4.875%, 08/15/2016	1,518,709
	1,770,000	4.625%, 11/15/2016	1,764,814
	1,260,000	4.625%, 02/15/2017	1,257,441
			4,540,964
		Total U.S. Treasury Obligations	8,783,294
		(Cost $8,830,529)

		SHORT TERM INVESTMENTS 24.9%
		US Government Agency Issues (f) 20.4%
	3,160,000	Fannie Mae Discount Note, 0.000%, 05/23/2007 (e)	3,120,778
	3,140,000	Fannie Mae Discount Note, 0.000%. 06/27/2007 (e)	3,116,574
	12,505,000	Federal Home Loan Bank Discount Note, 0.000%, 04/02/2007 (e)	12,499,998
			18,737,350

		U.S. Treasury Obligation 3.4%
	3,110,000	U.S. Treasury Bill, 4.872%, 04/26/2007 (e)	3,098,985

		Variable Rate Demand Notes (g) 1.1%
	457,367	American Family Financial Services, Inc., 4.595%, 12/31/2031 (e)	457,367
	516,929	Wisconsin Corporate Central Credit Union, 4.869%, 12/31/2031 (e)	516,929
			974,296

		Total Short Term Investments	22,810,631
		(Cost $22,810,631)

		Total Investments 138.9%	127,140,627
		(Cost $127,437,534)

		Liabilities in Excess of Other Assets (38.9)%	(35,580,946)

		TOTAL NET ASSETS 100.0%	$91,559,681

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securites amounted to $4,772,076 (5.2% of net assets) at March 31, 2007.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	Adjustable Rate.
(d)	When-issued security.
(e)	Security marked as segregated to cover when-issued security.
(f)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(g)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$ 127,437,534
	Gross unrealized appreciation	241,239
	Gross unrealized depreciation	(538,146)
	Net unrealized depreciation	$ (296,907)

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge Small Cap Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 95.8%
		Aerospace & Defense 3.7%
	104,514	Mercury Computer Systems, Inc. (a)	$1,449,609
	113,819	Moog Inc. - Class A (a)	4,740,561
	158,642	Orbital Sciences Corp. (a)	2,972,951
	67,821	Triumph Group, Inc.	3,753,214
	38,717	United Industrial Corp.	2,137,179
			15,053,514
		Auto Components 0.3%
	62,450	Superior Industries International, Inc.	1,300,834

		Biotechnology 1.7%
	246,060	Cepheid, Inc. (a)	2,923,193
	169,466	Exelixis, Inc. (a)	1,684,492
	38,329	Techne Corp. (a)	2,188,586
			6,796,271
		Building Products 1.5%
	92,260	Apogee Enterprises, Inc.	1,848,890
	88,585	Universal Forest Products, Inc.	4,389,387
			6,238,277
		Capital Markets 2.3%
	72,224	A.G. Edwards, Inc.	4,996,456
	154,030	Jefferies Group, Inc.	4,459,169
			9,455,625
		Chemicals 4.4%
	83,920	FMC Corp.	6,330,085
	115,705	Lubrizol Corp.	5,962,279
	139,124	Methanex Corp. (b)	3,106,639
	145,801	Symyx Technologies, Inc. (a)	2,583,594
			17,982,597
		Commercial Banks 6.0%
	137,141	Cathay General Bancorp	4,660,051
	136,974	Community Bank System, Inc.	2,865,496
	150,320	First Midwest Bancorp, Inc.	5,524,260
	5,289	Frontier Financial Corp.	131,961
	16,754	Mercantile Bank Corp.	544,170
	138,296	Pacific Capital Bancorp	4,442,067
	128,300	United Bankshares, Inc.	4,494,349
	38,562	Westamerica Bancorporation	1,857,532
			24,519,886
		Commercial Services & Supplies 4.5%
	74,575	CRA International Inc. (a)	3,891,323
	145,801	Mobile Mini, Inc. (a)	3,904,551
	252,272	Quanta Services, Inc. (a)	6,362,300
	33,178	Strayer Education, Inc.	4,147,250
			18,305,424
		Communications Equipment 2.2%
	107,118	Polycom, Inc. (a)	3,570,243
	177,180	Tekelec (a)	2,641,754
	77,913	ViaSat, Inc. (a)	2,568,791
			8,780,788
		Containers & Packaging 0.3%
	45,519	Longview Fibre Co.	1,121,133

		Distributors 0.5%
	326,901	Source Interlink Companies, Inc. (a)	2,193,506

		Diversified Financial Services 0.8%
	66,233	GATX Corp.	3,165,937

		Electric Utilities 1.0%
	110,232	Black Hills Corp.	4,053,231

		Electrical Equipment 2.3%
	143,530	American Superconductor Corp. (a)	1,933,349
	74,075	Thomas & Betts Corp. (a)	3,616,342
	87,720	Woodward Governor Co.	3,611,432
			9,161,123
		Electronic Equipment & Instruments 6.7%
	456,800	Aeroflex, Inc. (a)	6,006,920
	111,069	Flir Systems, Inc. (a)	3,961,831
	352,443	Kemet Corp. (a)	2,696,189
	67,673	Novatel, Inc. (a)(b)	2,507,961
	64,718	Rofin-Sinar Technologies, Inc. (a)	3,830,011
	197,546	Trimble Navigation Ltd. (a)	5,302,135
	155,476	Veeco Instruments, Inc. (a)	3,031,782
			27,336,829
		Energy Equipment & Services 3.4%
	45,000	FMC Technologies, Inc. (a)	3,139,200
	83,652	Oceaneering International, Inc. (a)	3,523,422
	110,816	Oil States International, Inc. (a)	3,556,085
	67,174	Unit Corp. (a)	3,398,333
			13,617,040
		Food Products 1.5%
	75,386	Corn Products International, Inc.	2,682,988
	124,917	Peet's Coffee & Tea, Inc. (a)	3,450,207
			6,133,195
		Gas Utilities 0.9%
	88,022	AGL Resources, Inc.	3,760,300

		Health Care Equipment & Supplies 5.8%
	136,678	ABIOMED, Inc. (a)	1,867,022
	51,421	Analogic Corp.	3,233,352
	32,939	Intuitive Surgical, Inc. (a)	4,004,394
	87,920	Respironics, Inc. (a)	3,691,761
	103,720	SonoSite, Inc. (a)	2,931,127
	125,121	Thoratec Corp. (a)	2,615,029
	89,906	Varian, Inc. (a)	5,237,924
			23,580,609
		Health Care Providers & Services 3.7%
	102,186	Allscripts Healthcare Solutions, Inc. (a)	2,739,607
	124,205	Cerner Corp. (a)	6,762,962
	150,436	Owens & Minor, Inc.	5,525,514
			15,028,083
		Hotels, Restaurants & Leisure 1.0%
	121,796	California Pizza Kitchen, Inc. (a)	4,005,870

		Household Products 0.5%
	68,570	WD-40 Co.	2,174,355

		Industrial Conglomerates 0.7%
	100,281	Raven Industries, Inc.	2,812,882

		Insurance 4.1%
	87,636	Argonaut Group, Inc. (a)	2,835,901
	72,066	FBL Financial Group, Inc.	2,819,943
	72,489	The Midland Co.	3,074,983
	175,114	Selective Insurance Group, Inc.	4,458,403
	84,509	Stewart Information Services Corp.	3,531,631
			16,720,861
		Internet Software & Services 1.1%
	155,956	aQuantive, Inc. (a)	4,352,732

		IT Services 0.8%
	118,552	eFunds Corp. (a)	3,160,596

		Leisure Equipment & Products 3.4%
	243,577	Callaway Golf Co.	3,838,773
	464,268	Leapfrog Enterprises, Inc. (a)	4,967,668
	254,602	Oakley, Inc.	5,127,684
			13,934,125
		Machinery 5.1%
	111,580	Astec Industries, Inc. (a)	4,491,095
	114,873	IDEX Corp.	5,844,738
	116,902	Kaydon Corp.	4,975,349
	91,018	Lincoln Electric Holdings, Inc.	5,421,032
			20,732,214
		Marine 1.0%
	75,952	Alexander & Baldwin, Inc.	3,831,019

		Media 0.8%
	83,721	Media General, Inc.	3,194,793

		Medical Supplies & Services 0.4%
	86,099	Foxhollow Technologies, Inc. (a)	1,798,608

		Metals & Mining 1.2%
	73,168	Commercial Metals Co.	2,293,817
	26,830	RTI International Metals, Inc. (a)	2,441,798
			4,735,615
		Multi-Utilities & Unregulated Power 1.2%
	202,298	Avista Corp.	4,901,681

		Oil & Gas 2.5%
	92,569	Cabot Oil & Gas Corp.	6,231,745
	145,190	OMI Corp. (b)	3,899,804
			10,131,549
		Real Estate 4.3%
	287,143	Annaly Mortgage Management, Inc.	4,444,974
	119,984	Corporate Office Properties Trust	5,480,869
	42,890	First Industrial Realty Trust, Inc.	1,942,917
	100,565	Mid-America Apartment Communities, Inc.	5,657,787
			17,526,547
		Semiconductor & Semiconductor Equipment 3.8%
	134,430	Cohu, Inc.	2,527,284
	239,421	Cypress Semiconductor Corp. (a)	4,441,259
	101,716	Intevac, Inc. (a)	2,682,251
	110,165	Varian Semiconductor Equipment Associates, Inc. (a)	5,880,608
			15,531,402
		Software 2.7%
	98,394	Manhattan Associates, Inc. (a)	2,698,947
	148,607	MapInfo Corp. (a)	2,991,459
	264,786	Parametric Technology Corp. (a)	5,054,765
			10,745,171
		Specialty Retail 4.3%
	45,071	Guitar Center, Inc. (a)	2,033,604
	143,171	Men's Wearhouse, Inc.	6,736,196
	164,149	Stage Stores, Inc.	3,826,313
	95,473	Tractor Supply Co. (a)	4,916,859
			17,512,972
		Textiles, Apparel & Luxury Goods 2.7%
	81,928	Oxford Industries, Inc.	4,050,520
	238,159	Wolverine World Wide, Inc.	6,804,203
			10,854,723
		Thrifts & Mortgage Finance 0.7%
	92,185	PFF Bancorp, Inc.	2,795,971

		Total Common Stocks	389,037,888
		(Cost $308,579,736)

	Principal
	Amount
		SHORT TERM INVESTMENTS 4.1%
		US Government Agency Issue (c) 3.4%
	$13,782,000	Federal Home Loan Bank Discount Note, 0.000%, 04/02/2007	13,780,162

		Variable Rate Demand Notes (d) 0.7%
	1,240,218	American Family Financial Services Inc., 4.595%, 12/31/2031	1,240,218
	1,728,188	Wisconsin Corporate Central Credit Union, 4.869%, 12/31/2031	1,728,188
			2,968,406

		Total Short Term Investments	16,748,568
		(Cost $16,748,568)

		Total Investments 99.9%	405,786,456
		(Cost $325,328,304)

		Other Assets in Excess of Liabilities 0.1%	250,288

		TOTAL NET ASSETS 100.0%	$406,036,744

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$ 325,328,304
	Gross unrealized appreciation	95,146,670
	Gross unrealized depreciation	(14,688,518)
	Net unrealized appreciation	$ 80,458,152

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra IronBridge SMID Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Number of Shares			Value
		COMMON STOCKS 97.0%
		Aerospace & Defense 3.5%
	68,004	Goodrich Corp.	$3,500,846
	76,264	Teledyne Technologies, Inc. (a)	2,855,324
			6,356,170
		Biotechnology 3.2%
	62,130	Affymetrix, Inc. (a)	1,868,249
	18,230	Cephalon, Inc. (a)	1,298,159
	47,980	MedImmune, Inc. (a)	1,745,992
	75,067	Millennium Pharmaceuticals, Inc. (a)	852,761
			5,765,161
		Capital Markets 2.5%
	20,550	Affiliated Managers Group, Inc. (a)	2,226,592
	80,950	Jefferies Group, Inc.	2,343,503
			4,570,095
		Chemicals 6.8%
	30,703	Agrium, Inc. (b)	1,176,846
	40,717	Airgas, Inc.	1,716,222
	67,497	Lubrizol Corp.	3,478,121
	56,421	Methanex Corp. (b)	1,259,881
	68,220	Sigma-Aldrich Corp.	2,832,494
	104,820	Symyx Technologies, Inc. (a)	1,857,410
			12,320,974
		Commercial Banks 4.3%
	39,390	Cullen/Frost Bankers, Inc.	2,061,279
	18,699	Marshall & Ilsley Corp.	865,951
	73,160	Synovus Financial Corp.	2,365,994
	61,543	Wilmington Trust Corp.	2,595,268
			7,888,492
		Commercial Services & Supplies - 0.8%
	52,298	Mobile Mini, Inc. (a)	1,400,540

		Communications Equipment 4.2%
	68,065	Harris Corp.	3,467,912
	56,340	Polycom, Inc. (a)	1,877,812
	228,004	Tellabs, Inc. (a)	2,257,240
			7,602,964
		Construction & Engineering 2.1%
	61,469	InfraSource Services, Inc. (a)	1,876,649
	43,540	Jacobs Engineering Group, Inc. (a)	2,031,141
			3,907,790
		Distributors 1.5%
	56,190	Genuine Parts Co.	2,753,310

		Diversified Financial Services 1.8%
	63,239	CIT Group, Inc.	3,346,608

		Electric Utilities 2.8%
	51,278	Allegheny Energy, Inc. (a)	2,519,801
	54,693	Wisconsin Energy Corp.	2,653,704
			5,173,505
		Electrical Equipment 1.4%
	73,204	AMETEK, Inc.	2,528,466

		Electronic Equipment & Instruments 1.5%
	100,516	Trimble Navigation Ltd. (a)	2,697,849

		Energy Equipment & Services 2.5%
	51,950	ENSCO International Inc.	2,826,080
	44,909	Helix Energy Solutions Group, Inc. (a)	1,674,657
			4,500,737
		Food & Staples Retailing 1.3%
	62,380	Supervalu, Inc.	2,437,187

		Food Products 3.3%
	70,367	Corn Products International, Inc.	2,504,362
	95,616	Hormel Foods Corp.	3,555,959
			6,060,321
		Gas Utilities 1.0%
	19,398	Questar Corp.	1,730,496

		Health Care Equipment & Supplies 5.5%
	31,675	Intuitive Surgical, Inc. (a)	3,850,730
	93,230	Thoratec Corp. (a)	1,948,507
	44,945	Varian Medical Systems, Inc. (a)	2,143,427
	34,372	Varian, Inc. (a)	2,002,512
			9,945,176
		Health Care Providers & Services 4.5%
	49,101	Cerner Corp. (a)	2,673,549
	107,255	IMS Health, Inc.	3,181,183
	70,659	Pharmaceutical Product Development, Inc.	2,380,502
			8,235,234
		Hotels, Restaurants & Leisure 1.5%
	63,140	Royal Caribbean Cruises Ltd. (b)	2,661,982

		Household Durables 1.6%
	30,965	Harman International Industries, Inc.	2,975,117

		Insurance 4.2%
	50,489	American Financial Group, Inc.	1,718,646
	51,450	Nationwide Financial Services Inc. - Class A	2,771,097
	19,557	SAFECO Corp.	1,299,171
	46,122	Stewart Information Services Corp.	1,927,438
			7,716,352
		IT Services 1.2%
	81,463	eFunds Corp. (a)	2,171,804

		Leisure Equipment & Products 1.8%
	75,645	Leapfrog Enterprises, Inc. (a)	809,402
	117,980	Oakley, Inc.	2,376,117
			3,185,519
		Machinery 3.0%
	42,440	ITT Industries, Inc.	2,559,981
	34,210	Parker Hannifin Corp.	2,952,665
			5,512,646
		Marine 2.1%
	77,391	Alexander & Baldwin, Inc.	3,903,602

		Media 1.0%
	45,461	Media General, Inc.	1,734,792

		Medical Supplies & Services 0.5%
	39,777	Foxhollow Technologies, Inc. (a)	830,941

		Oil & Gas 1.8%
	29,110	Cabot Oil & Gas Corp.	1,959,685
	25,568	Teekay Shipping Corp. (b)	1,383,485
			3,343,170
		Paper & Forest Products 2.1%
	86,888	Rayonier Inc.	3,736,184

		Pharmaceuticals 1.3%
	49,240	Barr Pharmaceuticals Inc. (a)	2,282,274

		Real Estate 4.8%
	159,590	Annaly Mortgage Management, Inc.	2,470,453
	32,169	Forest City Enterprises, Inc.	2,128,944
	79,860	The St. Joe Co.	4,177,477
			8,776,874
		Road & Rail 1.0%
	31,864	Canadian Pacific Railway Ltd. (b)	1,798,723

		Semiconductor & Semiconductor Equipment 1.3%
	44,610	Varian Semiconductor Equipment Associates, Inc. (a)	2,381,282

		Software 4.9%
	191,205	Cadence Design Systems, Inc. (a)	4,026,777
	63,811	Citrix Systems, Inc. (a)	2,043,866
	151,195	Parametric Technology Corp. (a)	2,886,313
			8,956,956
		Specialty Retail 5.6%
	30,049	Abercrombie & Fitch Co. - Class A	2,274,108
	38,666	Guitar Center, Inc. (a)	1,744,610
	74,589	Men's Wearhouse, Inc.	3,509,412
	49,881	Tractor Supply Co. (a)	2,568,872
			10,097,002
		Textiles, Apparel & Luxury Goods 1.4%
	89,013	Wolverine World Wide, Inc.	2,543,101

		Water Utilities 1.4%
	117,425	Aqua America, Inc.	2,636,191

		Total Common Stocks	176,465,587
		(Cost $154,631,443)

	Principal
	Amount
		SHORT TERM INVESTMENTS 3.3%
		US Government Agency Issue (c) 2.7%
	$4,883,000	Federal Home Loan Bank Discount Note, 0.000%, 04/02/2007	4,882,349

		Variable Rate Demand Notes (d) 0.6%
	572,095	American Family Financial Services, Inc., 4.595%, 12/31/2031	572,095
	617,479	Wisconsin Corporate Central Credit Union, 4.869%, 12/31/2031	617,479
			1,189,574

		Total Short Term Investments	6,071,923
		(Cost $6,071,923)

		Total Investments 100.3%	182,537,510
		(Cost $160,703,366)

		Liabilities in Excess of Other Assets (0.3)%	(567,088)

		TOTAL NET ASSETS 100.0%	$181,970,422

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.
(c)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed
	by the United States Treasury.
(d)	Variable rate demand notes are considered short-term obligations and are payable upon demand.
	Interest rates change periodically on specified dates. The rates listed are as of March 31, 2007.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$ 160,703,366
	Gross unrealized appreciation	25,682,011
	Gross unrealized depreciation	(3,847,867)
	Net unrealized appreciation	$ 21,834,144

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra New Star International Equity Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Number of Shares			Value
		COMMON STOCKS 99.0%
		Australia 4.5%
	742,093	Axa Asia Pacific Holdings Ltd.	4,335,090
	226,000	Orica Ltd.	4,635,419
	226,000	QBE Insurance Group Ltd.	5,767,303
	157,334	Rio Tinto Ltd.	10,032,439
	98,306	Woodside Petroleum Ltd.	3,141,013
			27,911,264
		Austria 0.5%
	123,500	Telekom Austria AG	3,086,716

		Belgium 2.2%
	76,000	Belgacom SA	3,375,680
	56,400	Delhaize Group	5,184,258
	117,435	Fortis	5,363,554
			13,923,492
		Finland 1.0%
	70,973	Metso Oyj	3,749,692
	92,960	Nokia Oyj	2,139,624
			5,889,316
		France 13.9%
	49,300	Alstom (a)	6,398,022
	131,321	Arcelor Mittal	6,976,631
	145,222	Axa	6,157,371
	88,111	Bouygues SA	6,809,096
	107,696	CapGemini SA	8,198,874
	109,500	Carrefour SA	8,008,556
	48,765	Compagnie Generale des Etablissements Michelin - Class B	5,385,328
	57,634	LVMH Moet Hennessy Louis Vuitton SA	6,394,026
	117,117	Publicis Groupe	5,657,236
	99,827	Technip SA	7,323,767
	167,176	Total SA	11,713,196
	190,319	Vivendi	7,733,878
			86,755,981
		Germany 8.9%
	36,100	Allianz AG	7,426,495
	186,616	Commerzbank AG	8,263,963
	110,500	DaimlerChrysler AG	9,112,017
	49,177	E.ON AG	6,649,429
	37,200	Fresenius Medical Care AG	5,401,675
	126,587	Gea Group AG (a)	3,498,691
	100,400	Karstadt Quelle AG (a)	3,693,632
	107,222	Metro AG	7,599,887
	35,800	Siemens AG	3,826,338
			55,472,127
		Greece 1.1%
	206,892	Alpha Bank A.E.	6,550,101

		Hong Kong 5.4%
	551,000	Cheung Kong (Holdings) Ltd.	6,974,326
	148,964	China Mobile (Hong Kong) Ltd. - ADR	6,681,035
	5,437,000	Guangdong Investment Ltd.	2,901,682
	1,746,000	Hang Lung Properties Ltd.	4,882,588
	549,000	Sun Hung Kai Properties Ltd.	6,351,776
	980,000	Television Broadcasts Ltd.	6,126,960
			33,918,367
		Italy 2.5%
	270,481	Eni SPA	8,801,770
	711,599	UniCredito Italiano SPA	6,772,924
			15,574,694
		Japan 19.8%
	153,500	Aeon Co. Ltd.	3,061,142
	648,000	The Bank of Yokohama, Ltd.	4,833,605
	189,000	Daiwa House Industry Co., Ltd.	3,100,280
	902	East Japan Railway Co.	7,026,782
	66,700	Fanuc Ltd.	6,209,258
	753,000	Fujitsu, Ltd.	5,016,166
	136	Inpex Holdings, Inc.	1,177,189
	312,000	Kao Corp.	9,134,420
	14,220	Keyence Corp.	3,208,671
	293,600	Komatsu Ltd.	6,178,955
	529	Mitsubishi Tokyo Financial Group, Inc.	5,970,553
	431,000	Mitsui & Co., Ltd.	8,046,504
	233,000	Mitsui Fudosan Co., Ltd.	6,841,310
	69,200	Murata Manufacturing Co., Ltd.	5,050,238
	211,000	NGK Insulators, Ltd.	4,351,069
	370,000	NIPPON OIL CORP.	3,001,697
	862,900	NISSAN MOTOR CO., LTD.	9,248,495
	296,900	Nomura Holdings, Inc.	6,185,417
	199,100	OMRON CORP.	5,355,966
	170,800	Sony Corp.	8,682,043
	1,173,000	Sumitomo Metal Industries, Ltd.	6,062,093
	565,000	The Sumitomo Trust & Banking Co., Ltd.	5,892,609
			123,634,462
		Netherlands 5.0%
	98,263	Akzo Nobel NV	7,462,365
	266,660	ASML Holding NV (a)	6,586,440
	168,900	ING Groep NV	7,141,005
	224,800	Koninklijke (Royal) KPN NV	3,501,474
	220,405	Wolters Kluwer NV	6,612,827
			31,304,111
		Norway 1.1%
	5,949	Orkla ASA	419,385
	242,528	Statoil ASA	6,603,554
			7,022,939
		Russia 0.4%
	30,900	LUKOIL - ADR	2,669,760

		Singapore 3.4%
	1,986,000	Capitaland Ltd.	10,472,267
	356,000	Great Eastern Holdings Ltd.	4,622,615
	438,000	United Overseas Bank Ltd.	6,062,683
			21,157,565
		Spain 1.1%
	63,470	Banco Bilbao Vizcaya Argentaria, SA	1,558,368
	197,006	Indra Sistemas, SA	4,966,007
			6,524,375
		Sweden 2.2%
	175,200	Skanska AB	3,901,529
	126,911	Swedbank AB	4,443,739
	1,491,000	Telefonaktiebolaget LM Ericsson - Class B	5,487,584
			13,832,852
		Switzerland 7.6%
	71,900	Holcim Ltd.	7,200,946
	223,398	Novartis AG	12,813,925
	70,700	Roche Holding AG	12,509,155
	115,664	UBS AG	6,872,354
	27,138	Zurich Financial Services AG	7,833,316
			47,229,696
		Taiwan 0.7%
	387,500	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,165,625

		Turkey 0.7%
	334,700	Turkcell Iletisim Hizmetleri AS - ADR	4,434,775

		United Kingdom 17.0%
	422,000	Aviva plc	6,215,774
	1,074,000	BAE Systems plc	9,721,943
	461,000	Barclays plc	6,540,744
	194,975	BHP Billiton plc	4,347,102
	537,000	British Sky Broadcasting Group plc	5,959,974
	344,166	EMAP plc	5,123,513
	438,000	GlaxoSmithKline plc	12,040,971
	2,420,000	Legal & General Group plc	7,571,876
	488,725	National Grid plc	7,669,839
	766,297	Rolls-Royce Group plc	7,453,063
	185,200	Royal Dutch Shell plc - Class A	6,162,764
	276,000	Scottish & Newcastle plc	3,266,899
	291,000	Smiths Group plc	5,886,770
	4,190,750	Vodafone Group plc	11,174,344
	124,903	Wolseley plc	2,927,357
	308,100	Yell Group plc	3,625,633
			105,688,566

		Total Common Stocks	616,746,784
		(Cost $495,449,548)

		SHORT TERM INVESTMENT 0.2%
		Investment Company 0.2%
	1,339,923	First American Prime Obligations Fund	1,339,923

		Total Short Term Investment	1,339,923
		(Cost $1,339,923)

		Total Investments 99.2%	618,086,707
		(Cost $496,789,471)

		Other Assets in Excess of Liabilities 0.8%	5,022,874

		TOTAL NET ASSETS 100.0%	$623,109,581

(a)	Non-Income Producing.
ADR	American Depositary Receipt

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$ 496,789,471
	Gross unrealized appreciation	126,603,803
	Gross unrealized depreciation	(5,306,567)
	Net unrealized appreciation	$ 121,297,236

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Number of Shares		Value
		COMMON STOCKS 97.1%
		Aerospace & Defense 4.5%
	4,198	American Science & Engineering, Inc. (a)	$221,109
	8,321	BE Aerospace, Inc. (a)	263,776
	3,954	DRS Technologies, Inc.	206,280
			691,165
		Auto Components 3.9%
	7,251	Keystone Automotive Industries, Inc. (a)	244,359
	6,511	Tenneco Automotive, Inc. (a)	165,770
	22,812	Visteon Corp. (a)	194,814
			604,943
		Automobiles 0.9%
	16,626	Fleetwood Enterprises, Inc. (a)	131,512

		Beverages 1.6%
	18,160	Cott Corp. (a)(b)	242,981

		Biotechnology 0.6%
	12,335	Diversa Corp. (a)	96,336

		Chemicals 1.8%
	9,387	Spartech Corp.	275,415

		Commercial Banks 2.2%
	28,221	W Holding Co., Inc.	141,105
	3,968	Westamerica Bancorporation	191,139
			332,244
		Commercial Services & Supplies 5.6%
	16,347	Corinthian Colleges, Inc. (a)	224,771
	8,250	DeVry, Inc.	242,138
	19,409	Diamond Management & Technology Consultants, Inc.	226,891
	4,663	School Specialty, Inc. (a)	168,381
			862,181
		Construction & Engineering 0.4%
	2,048	ENGlobal Corp. (a)	11,366
	14,560	Modtech Holdings, Inc. (a)	45,718
			57,084
		Consumer Finance 1.2%
	3,974	The First Marblehead Corp.	178,393

		Diversified Financial Services 1.4%
	4,367	GATX Corp.	208,743

		Diversified Telecommunication Services 1.7%
	17,588	Alaska Communications Systems Group Inc.	259,423

		Electrical Equipment 6.3%
	4,486	Acuity Brands, Inc.	244,218
	34,580	C&D Technologies, Inc.	173,937
	7,407	General Cable Corp. (a)	395,756
	9,265	LSI Industries, Inc.	155,096
			969,007
		Electronic Equipment & Instruments 0.6%
	7,968	GTSI Corp. (a)	87,648

		Energy Equipment & Services 4.7%
	11,714	Global Industries, Ltd. (a)	214,249
	10,237	Hanover Compressor Co. (a)	227,773
	13,780	Matrix Service Co. (a)	278,770
			720,792

		Food Products 0.9%
	6,478	Lance, Inc.	131,115

		Health Care Equipment & Services 0.9%
	6,752	PSS World Medical, Inc. (a)	142,737

		Health Care Equipment & Supplies 5.6%
	3,889	Haemonetics Corp. (a)	181,811
	6,710	PolyMedica Corp.	284,034
	4,171	SurModics, Inc. (a)	150,156
	4,082	Varian, Inc. (a)	237,817
			853,818
		Health Care Providers & Services 6.2%
	13,427	Gentiva Health Services, Inc. (a)	270,823
	11,072	Matria Healthcare, Inc. (a)	291,858
	6,403	Sunrise Senior Living, Inc. (a)	253,046
	9,758	U.S. Physical Therapy, Inc. (a)	135,831
			951,558
		Hotels, Restaurants & Leisure 1.3%
	10,698	O'Charleys, Inc. (a)	206,364

		Household Durables 3.1%
	24,924	Champion Enterprises, Inc. (a)	219,331
	6,536	Jarden Corp. (a)	250,329
			469,660
		Insurance 1.2%
	4,166	Hanover Insurance Group Inc.	192,136

		IT Services 2.6%
	3,869	CACI International Inc. - Class A (a)	181,301
	6,332	Mantech International Corp. - Class A (a)	211,552
			392,853
		Leisure Equipment & Products 3.1%
	13,537	Nautilus, Inc.	208,876
	20,180	Sturm, Ruger & Company, Inc. (a)	271,421
			480,297
		Machinery 6.4%
	14,399	Federal Signal Corp.	223,473
	3,463	IDEX Corp.	176,197
	7,914	Robbins & Myers, Inc.	295,113
	8,482	Wabtec Corp.	292,544
			987,327
		Marine 2.7%
	4,757	Alexander & Baldwin, Inc.	239,943
	6,136	General Maritime Corp. (b)	177,208
			417,151
		Media 2.7%
	5,986	Arbitron Inc.	281,043
	10,305	Cox Radio, Inc. (a)	140,663
			421,706
		Metals & Mining 3.5%
	6,158	Brush Engineered Materials, Inc. (a)	298,478
	7,549	Commercial Metals Co.	236,661
			535,139
		Multiline Retail 1.5%
	15,522	99 Cents Only Stores (a)	228,639

		Oil & Gas 4.0%
	8,135	Encore Acquisition Co. (a)	196,786
	5,738	Forest Oil Corp. (a)	191,477
	5,680	Whiting Petroleum Corp. (a)	223,849
			612,112
		Personal Products 1.8%
	4,688	Chattem, Inc. (a)	276,311

		Pharmaceuticals 3.4%
	9,638	K-V Pharmaceutical Co. - Class A (a)	238,347
	11,573	Par Pharmaceutical Companies, Inc. (a)	290,714
			529,061
		Real Estate 3.7%
	8,080	Cedar Shopping Centers Inc.	130,896
	4,563	First Industrial Realty Trust, Inc.	206,704
	7,196	Sun Communities, Inc.	223,220
			560,820
		Semiconductor & Semiconductor Equipment 1.1%
	3,315	Varian Semiconductor Equipment Associates, Inc. (a)	176,955

		Software 1.0%
	2,762	Kronos Inc. (a)	147,767

		Specialty Retail 3.0%
	19,598	Casual Male Retail Group Inc. (a)	231,844
	22,173	Cost Plus, Inc. (a)	221,730
			453,574

		Total Common Stocks	14,884,967
		(Cost $13,813,103)

	Principal
	Amount
		SHORT TERM INVESTMENTS 2.6%
		Investment Company 2.6%
	$401,600	Fidelity Institutional Money Market Portfolio	401,600

		Total Short Term Investments	401,600
		(Cost $401,600)

		Total Investments 99.7%	15,286,567
		(Cost $14,214,703)

		Other Assets in Excess of Liabilities 0.3%	43,741

		TOTAL NET ASSETS 100.0%	$15,330,308

(a)	Non-Income Producing.
(b)	U.S.-dollar denominated security of foreign issuer.

	The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

	Cost of investments	$ 14,214,703
	Gross unrealized appreciation	1,710,125
	Gross unrealized depreciation	(638,261)
	Net unrealized appreciation	$ 1,071,864

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days prior to the filing date of this Form N-Q, the Registrant’s Co-Presidents and Treasurer have concluded that the disclosure controls and procedures are effective.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By:     /s/ Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:       5/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Thomas J. Holmberg, Jr.
Thomas J. Holmberg, Jr., Co-President
(Principal Executive Officer)

Date:        5/30/2007

By:    /s/ William D. Forsyth III
William D. Forsyth III, Co-President and Treasurer
(Principal Executive and Financial Officer)

Date:       5/30/2007